As filed with the Securities and Exchange Commission on December 29, 2023

 1933 Act File No. 333-215607

1940 Act File No. 811-23227

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933
Pre-Effective Amendment No.
Post-Effective Amendment No. 68

 and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 74

Syntax ETF Trust

(Exact Name of Registrant as Specified in Charter)

One Liberty Plaza, 46th Floor, New York, NY 10006

(Address of Principal Executive Offices, including Zip Code)

Registrant’s Telephone Number, Including Area Code: (212) 880-0200

(Name and Address of Agent for Service)	Copy to:
Carly Arison One Liberty Plaza, 46th Floor New York, NY 10006	Laura E. Flores Morgan, Lewis & Bockius LLP 1111 Pennsylvania Avenue, NW Washington, DC 20004-2541

It is proposed that this filing will become effective (check appropriate box)

[ ]	immediately upon filing pursuant to paragraph (b); or

[X]	on January 26, 2024 pursuant to paragraph (b); or

[ ]	60 days after filing pursuant to paragraph (a)(1); or

[ ]	on (date) pursuant to paragraph (a)(1); or

[ ]	75 days after filing pursuant to paragraph (a)(2); or

[ ]	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

[X]	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SYNTAX ETF TRUST

Contents of Registration Statement

This Registration Statement is comprised of the following:

Cover Sheet

Contents of Registration Statement

Part A: The Prospectus for the Syntax Stratified LargeCap ESG ETF, Syntax Stratified All-World ETF and Syntax LargeCap ESG Hedged ETF is incorporated herein by reference to Post-Effective Amendment No. 27 to the Registrant’s Registration Statement on Form N-1A, as filed with the U.S. Securities and Exchange Commission on September 24, 2021, via EDGAR Accession Number 0001398344-21-019137 (“PEA No. 27”).

Part B: The Statement of Additional Information for the Syntax Stratified LargeCap ESG ETF, Syntax Stratified All-World ETF and Syntax LargeCap ESG Hedged ETF is incorporated herein by reference to PEA No. 27.

Part C: The Part C is incorporated herein by reference to PEA No. 27.

Signature Page

  Explanatory Note

This Post-Effective Amendment No. 74 to the Registrant’s Registration Statement on Form N-1A is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 of the Securities Act of 1933, as amended (the “1933 Act”), solely for the purpose of delaying, until January 26, 2024, the effectiveness of the registration statement for the Syntax Stratified LargeCap ESG ETF, Syntax Stratified All-World ETF and Syntax LargeCap ESG Hedged ETF, filed in Post-Effective Amendment No. 27 on September 24, 2021, pursuant to paragraph (a)(2) of Rule 485 under the 1933 Act. Parts A, B and C of PEA No. 122, as indicated under “Contents of Registration Statement” above, are incorporated herein by reference.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 68 to Registration Statement No. 333-215607 to be signed on its behalf by the undersigned, duly authorized, in the City of New York, State of New York, on the 29th day of December 2023.

SYNTAX ETF TRUST

(Registrant)

By:	/s/ Carly Arison
Carly Arison
President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 68 to its Registration Statement has been signed by the following persons in the capacities and on the dates indicated:

Signature	Title	Date

/s/ Rory B. Riggs*
Rory B. Riggs	Chief Executive Officer (Principal Executive Officer) and Trustee	December 29, 2023
/s/ David Jaffin*
David Jaffin	Treasurer and Principal Financial Officer (fulfills the role of principal accounting officer)	December 29, 2023

/s/ Kathy Cuocolo*	Trustee	December 29, 2023
Kathy Cuocolo

/s/ Deborah Fuhr*	Trustee	December 29, 2023
Deborah Fuhr

/s/ George Hornig*	Trustee	December 29, 2023
George Hornig

/s/ Richard Lyons*	Trustee	December 29, 2023
Richard Lyons

/s/ Stewart Myers*	Trustee	December 29, 2023
Steward Myers

* by: /s/ Carly Arison	President	December 29, 2023
Carly Arison **
**Attorney-in-fact pursuant to powers of attorney previously filed.